Investment Portfolio - January 31, 2023

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 94.3%

Communication Services - 2.6%
Diversified Telecommunication Services - 1.4%
Internet Initiative Japan, Inc. (Japan)	475,000	$8,913,748
Interactive Media & Services - 1.2%
Auto Trader Group plc (United Kingdom)[1]	510,961	3,964,283
Rightmove plc (United Kingdom)	478,796	3,478,881
		7,443,164
Total Communication Services		16,356,912
Consumer Discretionary - 11.1%
Hotels, Restaurants & Leisure - 2.9%
Indian Hotels Co. Ltd. (India)	3,057,960	11,294,911
Trainline plc (United Kingdom)*1	976,853	3,417,841
Whitbread plc (United Kingdom)	99,497	3,747,281
		18,460,033
Household Durables - 0.7%
Nikon Corp. (Japan)	460,900	4,550,654
Internet & Direct Marketing Retail - 0.5%
BuySell Technologies Co. Ltd. (Japan)	71,200	3,329,587
Leisure Products - 0.1%
MIPS AB (Sweden)[1]	14,686	562,022
Specialty Retail - 3.8%
Com7 PCL - NVDR (Thailand)	6,081,900	5,798,389
Nextage Co. Ltd. (Japan)	317,100	7,132,576
Siam Global House PCL (Thailand)	6,311,183	3,991,784
Siam Global House PCL (Thailand)	3,800,219	2,403,616
Watches of Switzerland Group plc (United Kingdom)*1	381,599	4,479,654
		23,806,019
Textiles, Apparel & Luxury Goods - 3.1%
Brunello Cucinelli S.p.A. (Italy)	71,365	5,944,031
Page Industries Ltd. (India)	5,615	2,751,994
Seiko Group Corp. (Japan)	221,900	5,009,803
VIP Industries Ltd. (India)	689,818	5,904,145
		19,609,973
Total Consumer Discretionary		70,318,288
Consumer Staples - 5.1%
Beverages - 2.3%
Royal Unibrew A/S (Denmark)	32,515	2,283,270
Varun Beverages Ltd. (India)	880,602	12,367,530
		14,650,800
Food & Staples Retailing - 0.8%
Sumber Alfaria Trijaya Tbk PT (Indonesia)	26,947,884	5,094,021
Food Products - 1.1%
Universal Robina Corp. (Philippines)	2,611,130	6,596,212
Personal Products - 0.9%
L’Occitane International S.A. (Luxembourg)	2,071,000	5,762,078
Total Consumer Staples		32,103,111
	SHARES	VALUE

COMMON STOCKS (continued)

Energy - 3.9%
Energy Equipment & Services - 3.0%
Aker Solutions ASA (Norway)	2,409,602	$9,525,820
Worley Ltd. (Australia)	873,676	9,590,925
		19,116,745
Oil, Gas & Consumable Fuels - 0.9%
Gaztransport Et Technigaz S.A. (France)	51,700	5,715,753
Total Energy		24,832,498
Financials - 7.2%
Banks - 2.5%
Ringkjoebing Landbobank A/S (Denmark)	28,259	4,112,323
Sydbank AS (Denmark)	264,313	12,052,221
		16,164,544
Capital Markets - 1.1%
Euronext N.V. (Netherlands)[1]	81,088	6,570,717
MLP SE (Germany)	135,244	749,856
		7,320,573
Consumer Finance - 0.7%
CreditAccess Grameen Ltd. (India)*	285,285	3,010,062
goeasy Ltd. (Canada)	6,566	612,310
Transaction Capital Ltd. (South Africa)	294,226	583,379
		4,205,751
Diversified Financial Services - 1.4%
Element Fleet Management Corp. (Canada)	611,533	8,640,652
Insurance - 1.5%
Topdanmark AS (Denmark)	175,727	9,485,339
Total Financials		45,816,859
Health Care - 7.9%
Biotechnology - 1.0%
BioGaia AB - Class B (Sweden)	324,931	2,856,072
PharmaEssentia Corp. (Taiwan)*	226,552	3,707,001
		6,563,073
Health Care Equipment & Supplies - 1.5%
Asahi Intecc Co. Ltd. (Japan)	276,600	4,852,721
Revenio Group OYJ (Finland)	83,884	3,429,236
Surgical Science Sweden AB (Sweden)*	11,898	168,285
Xvivo Perfusion AB (Sweden)*	66,434	1,363,530
		9,813,772
Health Care Providers & Services - 1.9%
Amvis Holdings, Inc. (Japan)	325,886	8,725,275
Max Healthcare Institute Ltd. (India)	627,644	3,396,831
		12,122,106
Health Care Technology - 0.7%
Pro Medicus Ltd. (Australia)	88,415	4,222,589
Life Sciences Tools & Services - 0.6%
Chemometec A/S (Denmark)*	43,417	3,803,767

Investment Portfolio - January 31, 2023

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 2.2%
ALK-Abello A/S (Denmark)*	503,824	$7,526,132
Virbac S.A. (France)	20,144	6,113,184
		13,639,316
Total Health Care		50,164,623
Industrials - 29.4%
Aerospace & Defense - 4.1%
CAE, Inc. (Canada)*	353,782	7,990,041
Rheinmetall AG (Germany)	39,909	9,325,040
Saab AB - Class B (Sweden)	215,055	8,804,028
		26,119,109
Commercial Services & Supplies - 1.5%
ISS A/S (Denmark)*	423,404	9,257,185
Construction & Engineering - 1.6%
Fugro N.V. (Netherlands)*	691,195	9,203,830
OX2 AB (Sweden)*	156,796	1,210,411
		10,414,241
Electrical Equipment - 3.0%
Alfen N.V. (Netherlands)*1	73,872	6,853,720
Hexatronic Group AB (Sweden)	643,269	7,917,651
Voltronic Power Technology Corp. (Taiwan)	80,498	4,073,543
		18,844,914
Machinery - 6.6%
Aalberts N.V. (Netherlands)	147,775	6,987,180
Interpump Group S.p.A. (Italy)	88,236	4,601,501
Nabtesco Corp. (Japan)	203,300	5,952,322
Takeuchi Manufacturing Co. Ltd. (Japan)	215,400	4,767,332
THK Co. Ltd. (Japan)	385,700	8,185,462
Trelleborg AB - Class B (Sweden)	244,737	6,119,521
VAT Group AG (Switzerland)[1]	15,965	4,969,966
		41,583,284
Professional Services - 4.4%
ALS Ltd. (Australia)	1,183,280	10,978,435
TechnoPro Holdings, Inc. (Japan)	361,100	11,242,908
Teleperformance (France)	21,285	5,916,953
		28,138,296
Road & Rail - 2.9%
Redde Northgate plc (United Kingdom)	342,166	1,830,783
Sixt SE (Germany)	20,214	2,513,224
TFI International, Inc. (Canada)	127,511	14,201,537
		18,545,544
Trading Companies & Distributors - 4.0%
Howden Joinery Group plc (United Kingdom)	262,313	2,238,260
RS Group Plc (United Kingdom)	1,130,474	13,142,733
Sojitz Corp. (Japan)	258,600	5,127,088
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors (continued)
Toromont Industries Ltd. (Canada)	62,000	$4,952,824
		25,460,905
Transportation Infrastructure - 1.3%
Grupo Aeroportuario del Sureste S.A.B.de C.V. - Class B (Mexico)	299,761	8,122,305
Total Industrials		186,485,783
Information Technology - 8.4%
Electronic Equipment, Instruments & Components - 4.1%
Barco N.V. (Belgium)	162,446	4,112,111
E Ink Holdings, Inc. (Taiwan)	711,000	4,125,774
Halma plc (United Kingdom)	259,405	6,906,412
Oxford Instruments plc (United Kingdom)	191,735	5,543,123
Sinbon Electronics Co. Ltd. (Taiwan)	581,000	5,582,086
		26,269,506
IT Services - 0.8%
Keywords Studios plc (Ireland)	150,349	5,280,774
Semiconductors & Semiconductor Equipment - 2.6%
eMemory Technology, Inc. (Taiwan)	105,000	5,756,983
Nordic Semiconductor ASA (Norway)*	371,739	5,927,771
SOITEC (France)*	31,556	4,785,984
		16,470,738
Software - 0.9%
The Descartes Systems Group, Inc. (Canada)*	37,139	2,710,306
Fortnox AB (Sweden)	547,076	2,760,625
		5,470,931
Total Information Technology		53,491,949
Materials - 10.8%
Chemicals - 2.5%
Johnson Matthey plc (United Kingdom)	112,250	3,135,455
K+S AG (Germany)	201,149	4,814,790
Kaneka Corp. (Japan)	205,400	5,392,652
SKC Co. Ltd. (South Korea)	37,601	2,931,239
		16,274,136
Construction Materials - 2.1%
Semen Indonesia Persero Tbk PT (Indonesia)	11,707,976	5,799,744
Wienerberger AG (Austria)	247,416	7,440,046
		13,239,790
Containers & Packaging - 1.1%
Huhtamaki OYJ (Finland)	192,003	7,181,463
Metals & Mining - 5.1%
APL Apollo Tubes Ltd. (India)	324,116	4,542,649
Iluka Resources Ltd. (Australia)	628,471	4,835,882
Lynas Rare Earths Ltd. (Australia)*	1,352,119	9,051,266
OZ Minerals Ltd. (Australia)	222,448	4,405,999
Pilbara Minerals Ltd. (Australia)*	1,122,661	3,819,203

Investment Portfolio - January 31, 2023

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
SSAB AB - Class B (Sweden)	809,011	$5,513,143
		32,168,142
Total Materials		68,863,531
Real Estate - 3.3%
Equity Real Estate Investment Trusts (REITS) - 1.8%
Japan Hotel REIT Investment Corp. (Japan)	17,860	11,317,638
Real Estate Management & Development - 1.5%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	1,880,100	5,117,970
The Phoenix Mills Ltd. (India)	265,932	4,458,385
		9,576,355
Total Real Estate		20,893,993
	SHARES	VALUE

COMMON STOCKS (continued)

Utilities - 4.6%
Independent Power and Renewable Electricity Producers - 4.6%
Boralex, Inc. - Class A (Canada)	218,747	$6,120,740
ERG S.p.A. (Italy)	300,096	9,061,834
Innergex Renewable Energy, Inc. (Canada)	370,152	4,401,041
NHPC Ltd. (India)	4,142,941	2,228,200
Solaria Energia y Medio Ambiente S.A. (Spain)*	112,633	2,311,081
West Holdings Corp. (Japan)	163,400	4,899,639
Total Utilities		29,022,535
TOTAL COMMON STOCKS
(Identified Cost $495,582,299)		598,350,082

SHORT-TERM INVESTMENT - 5.1%

Dreyfus Government Cash Management, Institutional Shares, 4.23%[2] (Identified Cost $32,512,215)	32,512,215	32,512,215

TOTAL INVESTMENTS - 99.4%		630,862,297
(Identified Cost $528,094,514)
OTHER ASSETS, LESS LIABILITIES - 0.6%		3,620,607
NET ASSETS - 100%		$634,482,904

NVDR - Non-Voting Depositary Receipt

*Non-income producing security.

1 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $30,818,203, which represented 4.9% of the Series’ Net Assets.

2Rate shown is the current yield as of January 31, 2023.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following country:

Japan - 15.7%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - January 31, 2023

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$16,356,912	$—	$16,356,912	$—
Consumer Discretionary	70,318,288	—	70,318,288	—
Consumer Staples	32,103,111	—	32,103,111	—
Energy	24,832,498	—	24,832,498	—
Financials	45,816,859	9,252,962	36,563,897	—
Health Care	50,164,623	—	50,164,623	—
Industrials	186,485,783	35,266,707	151,219,076	—
Information Technology	53,491,949	2,710,306	50,781,643	—
Materials	68,863,531	—	68,863,531	—
Real Estate	20,893,993	5,117,970	15,776,023	—
Utilities	29,022,535	10,521,781	18,500,754	—
Short-Term Investment	32,512,215	32,512,215	—	—
Total assets	$630,862,297	$95,381,941	$535,480,356	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2022 or January 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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